Subordinated Notes (Tables)	12 Months Ended
Dec. 31, 2011
Subordinated Notes [Abstract]
Summary Of Subordinate Notes

(Dollars in thousands)	2011	2010
Subordinated note, due October 29, 2012	$5,000	$10,000
Subordinated note, due May 1, 2013	10,000	15,000
Subordinated note, due May 29, 2015	20,000	25,000

Total subordinated notes	$35,000	$50,000